EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT (Details Narrative) - Common Stock [Member] - Peak One Opportunity Fund, L.P [Member] - Equity Purchase Agreement [Member] - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of common stock issued	1.3
Proceeds from issuance cost for common stock		$ 0.2
Minimum [Member]
Shares issued price per share	$ 0.09
Maximum [Member]
Shares issued price per share	$ 0.25